Equipment Deposit - Schedule of Equipment Deposit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equipment Deposit [Abstract]
Carrying value as at January 1	$ 29,260,847	$ 29,260,847
Addition during the year
Exchange of convertible note for return of equipment deposit	(15,000,000)
Carrying value as at end of year	$ 14,260,847	$ 29,260,847